Shareholder Report, Line Graph (Details) 74200001180_Franklin Equity Income Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 24,744	$ 18,467	$ 18,467	$ 19,990	$ 14,183	$ 14,500	$ 12,828	$ 12,308	$ 10,353	$ 10,000	$ 28,267
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,910	22,422	20,688	24,782	17,221	15,635	13,776	12,924	10,424	10,000	$ 37,343
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index
Accumulated Value	23,269	17,766	17,742	19,077	13,270	14,356	12,909	12,528	10,637	10,000	$ 25,863
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 32,272	$ 23,383	$ 21,230	$ 24,862	$ 17,397	$ 15,857	$ 13,870	$ 12,921	$ 10,451	$ 10,000	$ 39,196